FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-21306
                                   ---------

                          Franklin Mutual Recovery Fund
                          -----------------------------
               (Exact name of registrant as specified in charter)

             101 John F. Kennedy Parkway, Short Hills, NJ 07078-2705
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (210) 912-2100
                                                    --------------

Date of fiscal year end:   03/31
                         -----------

Date of reporting period:  6/30/08
                          ----------


Item 1. Schedule of Investments.


Franklin Mutual Recovery Fund

QUARTERLY STATEMENT OF INVESTMENTS
JUNE 30, 2008

CONTENTS

Statement of Investments ..............    3
Notes to Statement of Investments .....   10

                    (FRANKLIN TEMPLETON INVESTMENTS (R) LOGO)

                      Franklin - Templeton - MUTUAL SERIES


                     Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Franklin Mutual Recovery Fund

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED)

                                                                                         SHARES/
                                                                                        WARRANTS/
                                                                         COUNTRY        CONTRACTS           VALUE
                                                                      -------------   ------------     --------------
        COMMON STOCKS AND OTHER EQUITY INTERESTS 77.1%
        AIRLINES 2.2%
    (a) ACE Aviation Holdings Inc., A .............................       Canada           191,032     $    3,004,914
  (a,b) ACE Aviation Holdings Inc., A, 144A .......................       Canada            10,020            157,613
    (a) Continental Airlines Inc., B ..............................   United States        102,970          1,041,027
    (a) Delta Air Lines Inc. ......................................   United States        312,320          1,780,224
    (a) Northwest Airlines Corp. ..................................   United States        325,356          2,166,871
  (a,c) Northwest Airlines Corp., Contingent Distribution .........   United States      7,455,000             46,594
                                                                                                       --------------
                                                                                                            8,197,243
                                                                                                       --------------
        AUTO COMPONENTS 0.5%
(a,c,d) Collins & Aikman Products Co., Contingent Distribution ....   United States         53,686                 --
    (a) Dana Holding Corp. ........................................   United States         23,992            128,357
  (a,c) Dana Holding Corp., Contingent Distribution ...............   United States        661,000             47,922
    (a) Goodyear Tire & Rubber Co. ................................   United States         99,304          1,770,591
                                                                                                       --------------
                                                                                                            1,946,870
                                                                                                       --------------
        AUTOMOBILES 0.4%
(a,e,f) International Automotive Components Group Brazil LLC ......       Brazil           155,394            640,207
(a,e,f) International Automotive Components Group Japan LLC .......       Japan             16,213             94,256
(a,e,f) International Automotive Components Group LLC .............     Luxembourg         660,308            515,965
(a,e,f) International Automotive Components Group NA LLC, A .......   United States        299,438            228,801
                                                                                                       --------------
                                                                                                            1,479,229
                                                                                                       --------------
        BEVERAGES 3.5%
        Anheuser-Busch Cos. Inc. ..................................   United States         83,858          5,209,259
        Carlsberg AS, B ...........................................      Denmark            84,060          8,119,896
                                                                                                       --------------
                                                                                                           13,329,155
                                                                                                       --------------
        BUILDING PRODUCTS 0.0%(g)
        Armstrong World Industries Inc. ...........................   United States            252              7,363
  (a,c) Armstrong World Industries Inc., Contingent Distribution ..   United States         59,000                295
                                                                                                       --------------
                                                                                                                7,658
                                                                                                       --------------
        CHEMICALS 1.6%
        Huntsman Corp. ............................................   United States        171,970          1,960,458
        Koninklijke DSM NV ........................................    Netherlands          71,145          4,186,371
                                                                                                       --------------
                                                                                                            6,146,829
                                                                                                       --------------
        COMMERCIAL BANKS 2.2%
  (a,e) Elephant Capital Holdings Ltd. ............................       Japan                721             78,005
  (a,e) First Chicago Bancorp .....................................   United States        410,714          5,749,996
  (a,e) NCB Warrant Holdings Ltd., A ..............................       Japan             31,928            312,095
        Societe Generale, A .......................................       France            25,554          2,224,722
                                                                                                       --------------
                                                                                                            8,364,818
                                                                                                       --------------
        COMMUNICATIONS EQUIPMENT 2.3%
    (a) Sycamore Networks Inc. ....................................   United States      2,711,630          8,731,449
                                                                                                       --------------
        COMPUTERS & PERIPHERALS 2.4%
        Diebold Inc. ..............................................   United States        114,050          4,057,899
    (a) EMC Corp. .................................................   United States        328,860          4,830,953
                                                                                                       --------------
                                                                                                            8,888,852
                                                                                                       --------------


                     Quarterly Statement of Investments | 3

Franklin Mutual Recovery Fund

                                                                                         SHARES/
                                                                                        WARRANTS/
                                                                         COUNTRY        CONTRACTS           VALUE
                                                                      -------------   ------------     --------------
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        CONSUMER FINANCE 1.8%
  (a,e) Cerberus CG Investor I LLC ................................   United States      1,874,481     $      976,062
  (a,e) Cerberus CG Investor II LLC ...............................   United States      1,874,481            976,062
  (a,e) Cerberus CG Investor III LLC ..............................   United States        937,240            488,031
  (a,e) Cerberus FIM Investors Auto Finance LLC ...................   United States        518,940            173,117
  (a,e) Cerberus FIM Investors Commercial Finance LLC .............   United States         43,226             14,420
  (a,e) Cerberus FIM Investors Commercial Mortgage LLC ............   United States         81,021             27,028
  (a,e) Cerberus FIM Investors Insurance LLC ......................   United States        396,277            132,197
  (a,e) Cerberus FIM Investors Rescap LLC .........................   United States        737,786            246,123
    (a) SLM Corp. .................................................   United States        186,257          3,604,073
                                                                                                       --------------
                                                                                                            6,637,113
                                                                                                       --------------
        CONTAINERS & PACKAGING 0.9%
        Temple-Inland Inc. ........................................   United States        302,510          3,409,288
                                                                                                       --------------
        DIVERSIFIED FINANCIAL SERVICES 3.1%
        Fortis ....................................................      Belgium           411,280          6,586,107
    (a) Fortis VVPR Strip .........................................      Belgium           135,820              2,139
  (a,e) GLCP Harrah's Investment LP ...............................   United States      4,502,725          2,971,799
        Nymex Holdings Inc. .......................................   United States         26,800          2,264,064
                                                                                                       --------------
                                                                                                           11,824,109
                                                                                                       --------------
        DIVERSIFIED TELECOMMUNICATION SERVICES 0.6%
(a,e,f) AboveNet Inc. .............................................   United States         41,859          2,092,950
(a,e,f) AboveNet Inc., stock grant, grant price $20.95, expiration
           date 9/09/13 ...........................................   United States             55              1,532
                                                                                                       --------------
                                                                                                            2,094,482
                                                                                                       --------------
        ELECTRIC UTILITIES 0.3%
        Iberdrola SA, Br. .........................................       Spain             72,528            971,864
                                                                                                       --------------
        ENERGY EQUIPMENT & SERVICES 0.8%
    (a) Pride International Inc. ..................................   United States         61,940          2,929,143
                                                                                                       --------------
        FOOD & STAPLES RETAILING 3.7%
        Carrefour SA ..............................................      France            115,370          6,532,551
        CVS Caremark Corp. ........................................   United States        190,829          7,551,104
                                                                                                       --------------
                                                                                                           14,083,655
                                                                                                       --------------
        FOOD PRODUCTS 3.0%
        Cadbury PLC ...............................................       United
                                                                         Kingdom           554,112          6,982,356
        CSM NV ....................................................    Netherlands         120,500          4,210,315
                                                                                                       --------------
                                                                                                           11,192,671
                                                                                                       --------------
        HEALTH CARE PROVIDERS & SERVICES 4.2%
    (a) Community Health Systems Inc. .............................   United States        179,834          5,930,925
  (a,e) Kindred Healthcare Inc. ...................................   United States        103,800          2,836,024
  (a,e) Kindred Healthcare Inc., stock grants:
           grant price $18.15, expiration date 7/17/11 ............   United States            217              1,990
           grant price $19.87, expiration date 1/01/12 ............   United States             66                492
           grant price $6.94, expiration date 1/01/13 .............   United States             93              1,896
           grant price $19.87, expiration date 1/01/14 ............   United States            120                894


                     4 | Quarterly Statement of Investments

Franklin Mutual Recovery Fund

                                                                                         SHARES/
                                                                                        WARRANTS/
                                                                         COUNTRY        CONTRACTS           VALUE
                                                                      -------------   ------------     --------------
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
  (a,e) Kindred Healthcare Inc., stock grants: (continued)
           grant price $21.33, expiration date 1/10/15 ............   United States             72     $          431
           grant price $22.08, expiration date 1/10/16 ............   United States             44                231
           grant price $19.40, expiration date 1/10/17 ............   United States             22                174
        Omnicare Inc. .............................................   United States        103,250          2,707,215
    (a) Tenet Healthcare Corp. ....................................   United States        766,804          4,263,430
                                                                                                       --------------
                                                                                                           15,743,702
                                                                                                       --------------
        HOTELS, RESTAURANTS & LEISURE 0.1%
    (a) Trump Entertainment Resorts Inc. ..........................   United States        153,564            293,308
                                                                                                       --------------
        INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 2.0%
        Constellation Energy Group ................................   United States         92,350          7,581,935
                                                                                                       --------------
        INDUSTRIAL CONGLOMERATES 3.2%
    (f) Orkla ASA .................................................       Norway           554,089          7,116,819
        Siemens AG ................................................      Germany            45,120          4,981,743
                                                                                                       --------------
                                                                                                           12,098,562
                                                                                                       --------------
        INSURANCE 2.5%
  (a,e) Imagine Group Holdings Ltd. ...............................      Bermuda           287,034          3,510,426
    (e) Symetra Financial .........................................   United States        445,440          5,817,446
                                                                                                       --------------
                                                                                                            9,327,872
                                                                                                       --------------
        IT SERVICES 2.8%
    (a) Alliance Data Systems Corp. ...............................   United States        144,720          8,183,916
        Electronic Data Systems Corp. .............................   United States         91,790          2,261,706
                                                                                                       --------------
                                                                                                           10,445,622
                                                                                                       --------------
        MACHINERY 0.0%(g)
  (a,e) Motor Coach Industries International Inc., wts., 5/27/09 ..   United States              1                 --
                                                                                                       --------------
        MEDIA 10.4%
    (a) Adelphia Recovery Trust ...................................   United States     11,280,134            564,007
  (a,c) Adelphia Recovery Trust, Arahova Contingent Value
           Vehicle, Contingent Distribution .......................   United States      1,018,915            438,133
  (a,c) Century Communications Corp., Contingent Distribution .....   United States      2,826,000                 --
    (a) Eutelsat Communications ...................................      France            150,397          4,189,260
        News Corp., A .............................................   United States        478,785          7,200,926
    (a) Time Warner Cable Inc., A .................................   United States        357,954          9,478,622
    (h) Time Warner Inc. ..........................................   United States        582,593          8,622,376
        Virgin Media Inc. .........................................       United
                                                                         Kingdom           636,162          8,658,165
                                                                                                       --------------
                                                                                                           39,151,489
                                                                                                       --------------
        METALS & MINING 4.5%
        Alcoa Inc. ................................................   United States        143,930          5,126,786
  (a,e) Esmark Inc. ...............................................   United States        685,051         11,788,358
                                                                                                       --------------
                                                                                                           16,915,144
                                                                                                       --------------


                     Quarterly Statement of Investments | 5

Franklin Mutual Recovery Fund

                                                                                         SHARES/
                                                                                        WARRANTS/
                                                                         COUNTRY        CONTRACTS           VALUE
                                                                      -------------   ------------     --------------
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        MULTI-UTILITIES 2.2%
        Energy East Corp. .........................................   United States        239,760     $    5,926,867
  (a,c) NorthWestern Corp., Contingent Distribution ...............   United States          1,020                  3
        Puget Energy Inc. .........................................   United States        103,070          2,472,649
                                                                                                       --------------
                                                                                                            8,399,519
                                                                                                       --------------
        PAPER & FOREST PRODUCTS 4.0%
    (a) Domtar Corp. ..............................................   United States        895,876          4,882,524
        Weyerhaeuser Co. ..........................................   United States        195,052          9,974,959
                                                                                                       --------------
                                                                                                           14,857,483
                                                                                                       --------------
        SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.0%
    (a) LSI Corp. .................................................   United States      1,113,749          6,838,419
        Maxim Integrated Products Inc. ............................   United States        204,100          4,316,715
                                                                                                       --------------
                                                                                                           11,155,134
                                                                                                       --------------
        SOFTWARE 1.8%
    (a) NAVTEQ Corp. ..............................................   United States         24,560          1,891,120
    (a) Take-Two Interactive Software Inc. ........................   United States        197,630          5,053,399
                                                                                                       --------------
                                                                                                            6,944,519
                                                                                                       --------------
        THRIFTS & MORTGAGE FINANCE 0.1%
        Washington Mutual Inc. ....................................   United States         80,000            354,960
                                                                                                       --------------
        TOBACCO 7.0%
    (a) Alliance One International Inc. ...........................   United States      1,103,110          5,636,892
                                                                          United
        Imperial Tobacco Group PLC ................................      Kingdom           213,348          7,952,547
        Japan Tobacco Inc. ........................................       Japan              1,883          8,034,653
        KT&G Corp. ................................................    South Korea          54,131          4,655,318
                                                                                                       --------------
                                                                                                           26,279,410
                                                                                                       --------------
        TRANSPORTATION INFRASTRUCTURE 0.0%(g)
    (a) Groupe Eurotunnel SA, wts., 12/30/11 ......................       France            27,397             11,216
                                                                                                       --------------
        TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
           (COST $347,316,852) ....................................                                       289,794,303
                                                                                                       --------------
        PREFERRED STOCK (COST $237,700) 0.1%
        AUTO COMPONENTS 0.1%
    (e) Dana Holding Corp., 4.00%, cvt. pfd., B ...................   United States          2,377            233,738
                                                                                                       --------------
        OPTIONS PURCHASED 1.1%
        CALL OPTIONS 0.1%
    (a) Fortis, exercise price 16.00 EUR, expiration date
           12/21/12, contracts
           PUT OPTIONS 1.0% .......................................      Belgium             1,000            275,555
                                                                                                       --------------
    (a) S&P 500 Index, exercise price $1,225.00, expiration date
           6/20/09, contracts .....................................   United States            122          1,040,050
    (a) S&P 500 Index, exercise price $1,300.00, expiration date
           6/20/09, contracts .....................................   United States            236          2,701,020
                                                                                                       --------------
                                                                                                            3,741,070
                                                                                                       --------------
        TOTAL OPTIONS PURCHASED (COST $2,820,839) .................                                         4,016,625
                                                                                                       --------------


                     6 | Quarterly Statement of Investments

Franklin Mutual Recovery Fund

                                                                                        PRINCIPAL
                                                                         COUNTRY        AMOUNT(i)           VALUE
                                                                      -------------   ------------     --------------
        CORPORATE BONDS & NOTES 14.0%
    (b) ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 ....       Canada           430,000 CAD $      412,996
    (e) Cerberus CG Investor I LLC, 12.00%, 7/31/14 ...............   United States      1,645,200            856,673
    (e) Cerberus CG Investor II LLC, 12.00%, 7/31/14 ..............   United States      1,645,200            856,673
    (e) Cerberus CG Investor III LLC, 12.00%, 7/31/14 .............   United States        822,600            428,337
    (e) Cerberus FIM Investors Auto Finance LLC, 12.00%,
           11/22/13 ...............................................   United States      1,555,760            518,997
    (e) Cerberus FIM Investors Commercial Finance LLC, 12.00%,
           11/22/13 ...............................................   United States        129,678             43,260
    (e) Cerberus FIM Investors Commercial Mortgage LLC, 12.00%,
           11/22/13 ...............................................   United States        243,062             81,085
    (e) Cerberus FIM Investors Insurance LLC, 12.00%,
           11/22/13 ...............................................   United States      1,188,832            396,591
    (e) Cerberus FIM Investors Rescap LLC, 12.00%, 11/22/13 .......   United States      2,213,359            738,370
        Groupe Eurotunnel SA, cvt., sub. bond,
           NRS I, T1, 3.00%, 7/28/08 ..............................       France             1,100 EUR          4,373
           NRS I, T1, 3.00%, 7/28/08 ..............................       France             1,773 GBP          9,626
           NRS I, T2, 3.00%, 7/28/09 ..............................       France             1,100 EUR          4,287
           NRS I, T2, 3.00%, 7/28/09 ..............................       France             1,773 GBP          9,450
           NRS I, T3, 3.00%, 7/28/10 ..............................       France         1,561,200 EUR      5,961,294
           NRS I, T3, 3.00%, 7/28/10 ..............................       France           805,919 GBP      4,214,682
           NRS II, 6.00%, 7/28/10 .................................       France         1,875,100 EUR      4,354,986
           NRS II, 6.00%, 7/28/10 .................................       France           922,541 GBP      2,710,952
    (b) Indianapolis Downs LLC,
           senior secured note, 144A, 11.00%, 11/01/12 ............   United States      1,000,000            915,000
    (j) senior secured sub. note, 144A, PIK, 15.50%, 11/01/13 .....   United States      3,772,756          3,602,982
  (e,f) International Automotive Components Group NA LLC,
           9.00%, 4/01/17 .........................................   United States         90,167             90,167
  (e,k) Pontus I LLC, junior note, 144A, FRN,
           5.231%, 7/24/09 ........................................   United States        612,283            525,382
           5.685%, 7/24/09 ........................................   United States        553,114            664,036
           6.475%, 7/24/09 ........................................   United States        538,697            463,262
  (e,k) Pontus II Trust, junior note, 144A, FRN, 6.475%, 6/25/09 ..   United States        269,261            231,555
    (k) Realogy Corp., FRN,
           4.721%, 4/10/13 ........................................   United States        825,303            695,317
           Delayed Draw Term B Loan, 5.71%, 10/10/13 ..............   United States        189,545            161,790
           Initial Term Loan B, 5.475%, 10/10/13 ..................   United States      1,046,883            893,589
           Synthetic Letter of Credit, 2.30%, 10/10/13 ............   United States        281,830            240,562
  (e,k) Revel Entertainment Group LLC, FRN,
           first lien loan, 6.98%, 11/30/08 .......................   United States      3,000,000          2,925,000
           second lien loan, 9.98%, 11/30/08 ......................   United States      3,000,000          2,955,000
        Rite Aid Corp.,
           senior note, 9.25%, 6/01/13 ............................   United States      6,000,000          5,910,000
           senior note, 9.50%, 6/15/17 ............................   United States      3,000,000          1,995,000
        Solutia Inc., Bridge Loan, 15.50%, 2/28/09 ................   United States      7,353,000          7,233,514
        Trump Entertainment Resorts Inc., 8.50%, 5/20/15 ..........   United States      2,801,691          1,758,061
                                                                                                       --------------
        TOTAL CORPORATE BONDS & NOTES (COST $54,483,151) ..........                                        52,862,849
                                                                                                       --------------
        CORPORATE BONDS & NOTES IN REORGANIZATION 2.2%
(e,k,l) Motor Coach Industries International Inc., FRN,
           15.649%, 12/01/08 ......................................   United States      3,452,450          2,278,617
  (f,l) Wimar OPCO LLC/Finance Corp., senior sub. note, 9.625%,
           12/15/14 ...............................................   United States     12,892,000          6,188,160
                                                                                                       --------------
        TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
           (COST $11,963,071) .....................................                                         8,466,777
                                                                                                       --------------


                     Quarterly Statement of Investments | 7

Franklin Mutual Recovery Fund

                                                                                        PRINCIPAL
                                                                                        AMOUNT(i)
                                                                         COUNTRY         SHARES             VALUE
                                                                      -------------   ------------     --------------
        TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
           (COST $416,821,613) ....................................                                    $  355,374,292
                                                                                                       --------------
        SHORT TERM INVESTMENTS 9.1%
        U.S. GOVERNMENT AND AGENCY SECURITIES 9.1%
    (m) FHLB,
            7/01/08 ...............................................   United States     26,100,000         26,100,000
         (h)7/16/08 - 10/01/08 ....................................   United States      8,000,000          7,977,436
                                                                                                       --------------
        TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
           (COST $34,078,098) .....................................                                        34,077,436
                                                                                                       --------------
        TOTAL INVESTMENTS (COST $450,899,711) 103.6% ..............                                       389,451,728
        SECURITIES SOLD SHORT (1.4)% ..............................                                        (5,157,442)
        NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (0.1)% ..                                          (411,916)
        OTHER ASSETS, LESS LIABILITIES (2.1)% .....................                                        (7,897,772)
                                                                                                       --------------
        NET ASSETS 100.0% .........................................                                    $  375,984,598
                                                                                                       ==============
        SECURITIES SOLD SHORT 1.4%
        DIVERSIFIED FINANCIAL SERVICES 0.4%
        CME Group Inc. ............................................   United States          3,545     $    1,358,409
                                                                                                       --------------
        SOFTWARE 0.7%
        VMware Inc., A ............................................   United States         50,972          2,745,352
                                                                                                       --------------
        THRIFTS & MORTGAGE FINANCE 0.3%
        Clayton Holdings Inc. .....................................   United States        176,496          1,053,681
                                                                                                       --------------
        TOTAL SECURITIES SOLD SHORT (PROCEEDS $7,927,068) .........                                    $    5,157,442
                                                                                                       --------------

CURRENCY ABBREVIATIONS

CAD  - Canadian Dollar
EUR  - Euro
GBP  - British Pound Sterling

SELECTED PORTFOLIO ABBREVIATIONS

FHLB - Federal Home Loan Bank
FRN  - Floating Rate Note
PIK  - Payment-In-Kind


                     8 | Quarterly Statement of Investments

Franklin Mutual Recovery Fund

(a)  Non-income producing for the twelve months ended June 30, 2008.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2008, the aggregate value of these securities was $5,088,591, representing 1.35% of net assets.

(c) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(d) Security has been deemed illiquid because it may not be able to be sold within seven days.

(e)  See Note 5 regarding restricted securities.

(f)  See Note 6 regarding other considerations.

(g)  Rounds to less than 0.1% of net assets.

(h) Security or a portion of the security has been segregated as collateral for securities sold short. At June 30, 2008, the value of securities and or cash pledged amounted to $7,068,204.

(i)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(j)  Income may be received in additional securities and/or cash.

(k)  The coupon rate shown represents the rate at period end.

(l)  Defaulted security.

(m)  The security is traded on a discount basis with no stated coupon rate.

                     See Notes to Statement of Investments.


                     Quarterly Statement of Investments | 9

Franklin Mutual Recovery Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

The Franklin Mutual Recovery Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end, continuously offered investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                     10 | Quarterly Statement of Investments

Franklin Mutual Recovery Fund

3. INCOME TAXES

At June 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .........................   $456,874,974
                                                ------------
Unrealized appreciation .....................   $ 25,691,478
Unrealized depreciation .....................    (93,114,724)
                                                ------------
Net unrealized appreciation (depreciation) ..   $(67,423,246)
                                                ============

4. FORWARD EXCHANGE CONTRACTS

At June 30, 2008, the Fund had the following forward exchange contracts outstanding:

                                               CONTRACT    SETTLEMENT   UNREALIZED    UNREALIZED
                                                AMOUNT        DATE         GAIN          LOSS
                                             -----------   ----------   ----------   -----------
CONTRACTS TO BUY
2,430,000,000   South Korean Won .........   $ 2,345,560     9/29/08     $     --    $   (30,179)
    3,800,000   Norwegian Krone ..........       720,735    11/19/08       15,024             --
CONTRACTS TO SELL
   12,500,000   Danish Krone .............     2,611,416     8/25/08           --        (19,600)
   11,306,979   British Pound Sterling ...    22,129,122     9/10/08           --       (271,447)
  717,156,484   Japanese Yen .............     7,416,655     9/19/08      631,268             --
5,290,280,920   South Korean Won .........     5,253,000     9/29/08      212,253             --
   25,675,750   Danish Krone .............     5,296,153    10/23/08           --        (90,701)
    4,032,601   Canadian Dollar ..........     3,943,093    10/27/08           --         (3,718)
      220,000   Canadian Dollar ..........       219,080    10/27/08        3,760             --
   42,595,137   Euro .....................    65,744,001    11/13/08           --       (852,909)
   35,887,648   Norwegian Krone ..........     6,940,176    11/19/08           --         (8,410)
    1,500,000   Norwegian Krone ..........       293,174    11/19/08        2,743             --
Unrealized gain (loss) on forward exchange                               --------    -----------
   contracts .............................                                865,048     (1,276,964)
                                                                         --------    -----------
   NET UNREALIZED LOSS ON FORWARD EXCHANGE
      CONTRACTS ..........................                                           $  (411,916)
                                                                                     ===========


                     Quarterly Statement of Investments | 11

Franklin Mutual Recovery Fund

5. RESTRICTED SECURITIES

At June 30, 2008, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

PRINCIPAL
AMOUNT/
SHARES/
WARRANTS/                                                  ACQUISITION
CONTRACTS                    ISSUER                           DATES              COST         VALUE
---------   ----------------------------------------   -------------------   -----------   -----------
   41,859   AboveNet Inc. ..........................    9/03/03 - 12/12/07   $ 1,625,260   $ 2,092,950
       55   AboveNet Inc., stock grant, grant price
               $20.95, expiration date 9/09/13 .....    4/17/06 - 9/08/06             --         1,532
1,874,481   Cerberus CG Investor I LLC .............    7/26/07 - 6/17/08      1,874,481       976,062
1,645,200   Cerberus CG Investor I LLC, 12.00%,
               7/31/14 .............................         7/26/07           1,645,200       856,673
1,874,481   Cerberus CG Investor II LLC ............    7/26/07 - 6/17/08      1,874,481       976,062
1,645,200   Cerberus CG Investor II LLC, 12.00%,
               7/31/14 .............................         7/26/07           1,645,200       856,673
  937,240   Cerberus CG Investor III LLC ...........    7/26/07 - 6/17/08        937,240       488,031
  822,600   Cerberus CG Investor III LLC, 12.00%,
               7/31/14 .............................         7/26/07             822,600       428,337
  518,940   Cerberus FIM Investors Auto Finance
               LLC .................................        11/20/06             518,940       173,117
1,555,760   Cerberus FIM Investors Auto Finance LLC,
               12.00%, 11/22/13 ....................        11/21/06           1,555,760       518,997
   43,226   Cerberus FIM Investors Commercial
               Finance LLC .........................        11/20/06              43,226        14,420
  129,678   Cerberus FIM Investors Commercial
               Finance LLC, 12.00%, 11/22/13 .......        11/20/06             129,678        43,260
   81,021   Cerberus FIM Investors Commercial
               Mortgage LLC ........................        11/20/06              81,021        27,028
  243,062   Cerberus FIM Investors Commercial
               Mortgage LLC, 12.00%, 11/22/13 ......        11/20/06             243,062        81,085
  396,277   Cerberus FIM Investors Insurance LLC ...        11/20/06             396,277       132,197
1,188,832   Cerberus FIM Investors Insurance LLC,
               12.00%, 11/22/13 ....................        11/20/06           1,188,832       396,591
  737,786   Cerberus FIM Investors Rescap LLC ......        11/20/06             737,786       246,123
2,213,359   Cerberus FIM Investors Rescap LLC,
               12.00%, 11/22/13 ....................        11/20/06           2,213,359       738,370
    2,377   (a)Dana Holding Corp., 4.00%, cvt.
               pfd., B .............................        12/27/07             237,700       233,738
      721   Elephant Capital Holdings Ltd. .........    10/22/03 - 3/10/08        94,466        78,005
  685,051   Esmark Inc. ............................   11/08/04 - 11/28/07    12,688,485    11,788,358
  410,714   First Chicago Bancorp ..................        11/16/06           5,749,996     5,749,996
4,502,725   GLCP Harrah's Investment LP ............         1/15/08           4,502,725     2,971,799
  287,034   Imagine Group Holdings Ltd. ............         8/31/04           2,939,659     3,510,426
  155,394   International Automotive Components
               Group Brazil LLC ....................    4/13/06 - 8/21/06         93,277       640,207
   16,213   International Automotive Components
               Group Japan LLC .....................    9/26/06 - 3/27/07        140,865        94,256
  660,308   International Automotive Components
               Group LLC ...........................    1/12/06 - 4/04/08        660,565       515,965


                     12 | Quarterly Statement of Investments

Franklin Mutual Recovery Fund

5. RESTRICTED SECURITIES (CONTINUED)

PRINCIPAL
AMOUNT/
SHARES/
WARRANTS/                                                  ACQUISITION
CONTRACTS                    ISSUER                           DATES            COST         VALUE
---------   ----------------------------------------   ------------------   ----------   -----------
  299,438   International Automotive Components
               Group NA LLC, A .....................   3/30/07 - 10/10/07   $  298,930   $   228,801
   90,167   International Automotive Components
               Group NA LLC, 9.00%, 4/01/17 ........         3/30/07            91,520        90,167
  103,800   Kindred Healthcare Inc. ................         3/10/04         2,004,412     2,836,024
            Kindred Healthcare Inc., stock grants:
      217      grant price $18.15, expiration date
               7/17/11 .............................    7/17/04 - 7/17/05           --         1,990
       66      grant price $19.87, expiration date
               1/01/12 .............................    1/01/05 - 1/01/06           --           492
       93      grant price $6.94, expiration date
               1/01/13 .............................    1/01/05 - 1/03/07           --         1,896
      120      grant price $19.87, expiration date
               1/01/14 .............................    1/01/05 - 1/01/08           --           894
       72      grant price $21.33, expiration date
               1/10/15 .............................    1/06/06 - 1/10/08           --           431
       44      grant price $22.08, expiration date
               1/10/16 .............................    1/09/07 - 1/10/08           --           231
       22      grant price $19.40, expiration date
               1/10/17 .............................         1/10/08                --           174
3,452,450   Motor Coach Industries International
               Inc., FRN, 15.649%, 12/01/08 ........    5/27/04 - 5/30/08    3,452,450     2,278,617
        1   Motor Coach Industries International
               Inc., wts., 5/27/09 .................         3/30/07                --            --
   31,928   NCB Warrant Holdings Ltd., A ...........   12/16/05 - 3/10/08    2,310,346       312,095
            Pontus I LLC, junior note, 144A, FRN,
  612,283      5.231%, 7/24/09 .....................         1/22/08           612,283       525,382
  553,114      5.685%, 7/24/09 .....................         2/25/08           553,114       664,036
  538,697      6.475%, 7/24/09 .....................         2/12/08           538,697       463,262
  269,261   Pontus II Trust, junior note, 144A, FRN,
               6.475%, 6/25/09 .....................         2/29/08           269,261       231,555
            Revel Entertainment Group LLC, FRN,
3,000,000      first lien loan, 6.98%, 11/30/08 ....        12/20/07         3,000,000     2,925,000
3,000,000      second lien loan, 9.98%, 11/30/08 ...        12/20/07         3,000,000     2,955,000
  445,440   Symetra Financial ......................         7/27/04         5,120,000     5,817,446
                                                                                         -----------
            TOTAL RESTRICTED SECURITIES (14.35% of
               Net Assets) .........................                                     $53,963,751
                                                                                         ===========

(a) The Fund also invests in unrestricted securities of the issuer, valued at $176,279 as of June 30, 2008.


                     Quarterly Statement of Investments | 13

Franklin Mutual Recovery Fund

6. OTHER CONSIDERATIONS

Officers, directors or employees of the Fund's Investment Manager, may serve from time to time as members of bondholders' steering committees, official creditors' committees, or boards of directors of companies in which the Fund invests. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund's policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

7. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on April 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund's assets and liabilities carried at fair value:

                                           LEVEL 1       LEVEL 2       LEVEL 3         TOTAL
                                        ------------   -----------   -----------   ------------
ASSETS:
   Investments in Securities ........   $254,133,623   $81,354,354   $53,963,751   $389,451,728
   Other Financial Instruments(a) ...             --     1,020,712            --      1,020,712
LIABILITIES:
   Securities Sold Short ............      5,157,442            --            --      5,157,442
   Other Financial Instruments(a) ...             --     1,276,964            --      1,276,964

(a) Other financial instruments may include net unrealized appreciation (depreciation) of futures, forward exchange contracts, swaps, and unfunded loan commitments.


                     14 | Quarterly Statement of Investments

Franklin Mutual Recovery Fund

7. FAIR VALUE MEASUREMENTS (CONTINUED)

At June 30, 2008, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the Fund's fair value, were as follows:

                                                             INVESTMENTS IN
                                                               SECURITIES
                                                             --------------
Beginning Balance - April 1, 2008 ........................    $53,984,007
   Net realized gain (loss) ..............................             --
   Net change in unrealized appreciation (depreciation) ..       (518,403)
   Net purchases (sales) .................................        498,147
   Transfers in and/or out of Level 3 ....................             --
                                                              -----------
Ending Balance ...........................................    $53,963,751
                                                              ===========
Net change in unrealized appreciation (depreciation)
   attributable to assets still held at end of period ....    $  (518,403)
                                                              ===========

8. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     Quarterly Statement of Investments | 15




Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Mutual Recovery Fund




By /s/GALEN G. VETTER
  -----------------------------------
         Galen G. Vetter
         Chief Executive Officer -
          Finance and Administration
Date:  August 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By /s/GALEN G. VETTER
  -----------------------------------
         Galen G. Vetter
         Chief Executive Officer -
          Finance and Administration
Date:  August 27, 2008




By /s/LAURA F. FERGERSON
  ----------------------------------
         Laura F. Fergerson
         Chief Financial Officer and
        Chief Accounting Officer
Date:  August 27, 2008